Average Annual Total Returns - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIP Materials Portfolio
Apr. 24, 2025
VIP Materials Portfolio Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(2.44%)
Past 5 years	8.95%
Past 10 years	5.52%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1519
Average Annual Return:
Past 1 year	0.54%
Past 5 years	9.01%
Past 10 years	7.84%